TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
The following table summarises trade and other payables as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Trade accounts payable	1,057	904
Accrued customer marketing costs	648	652
Accrued deposits	266	271
Accrued compensation and benefits	249	260
Accrued taxes	167	178
Other accrued expenses	146	153
Total trade and other payables	2,533	2,418